Income Taxes - Schedule of Domestic and Foreign Pre-Tax Income (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Domestic and Foreign Pre-Tax Income [Line Items]
Domestic					$ 33,416	$ (129,092)
Foreign					(863)	(505)
Net income (loss) before taxes	$ (92)	$ (19,280)	$ (6,449)	$ (34,503)	$ 32,553	$ (129,597)